CONSOLIDATED STATEMENTS OF PROFIT OR LOSS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statements of profit or loss
Revenue	$ 6,349,761	$ 4,732,869	$ 5,329,214
Cost of sales	(3,681,603)	(3,445,284)	(3,910,378)
Gross profit	2,668,158	1,287,585	1,418,836
Other income	378,977	283,816	232,393
Distribution costs	(682,996)	(535,704)	(586,873)
Administrative expenses	(577,147)	(510,137)	(554,038)
Other expense	(192,101)	(182,883)	(203,698)
Other gains (losses)	0	0	21,674
Profit from operating activities	1,594,891	342,677	328,294
Finance income	33,499	29,449	32,582
Finance costs	(219,982)	(268,179)	(273,639)
Share of profit of associates and joint ventures accounted for using equity method	31,386	2,317	7,775
Gains (losses) on exchange differences on translation	(5,281)	(39,111)	(32,507)
Profit before income tax	1,434,513	67,153	62,505
Income Tax	(402,914)	(41,848)	(535)
Net Profit	1,031,599	25,305	61,970
Net profit attributable to
Net profit attributable to parent company	1,030,812	25,843	61,784
Net profit attributable to non-controlling interests	787	(538)	186
Net Profit	$ 1,031,599	$ 25,305	$ 61,970
Basic and diluted earnings per share (in U.S.$ per share)
Basic and diluted earnings per share from continuing operations	$ 8.6322	$ 0.2262	$ 0.5460
Basic and diluted earnings per share	$ 8.6322	$ 0.2262	$ 0.5460